Summary of Significant Accounting Policies (Details 3)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Total revenues [Member]
Concentration risk, Percentage	10.00%	10.00%
Total revenues [Member] | Customer A [Member]
Concentration risk, Percentage	17.07%	19.86%
Total revenues [Member] | Customer B [Member]
Concentration risk, Percentage	15.80%	11.76%
Accounts receivable [Member] | Customer A [Member]
Concentration risk, Percentage	9.28%	14.67%
Accounts receivable [Member] | Customer B [Member]
Concentration risk, Percentage	9.81%	23.00%